F. Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Gross Amount	$ 1,642	$ 1,519
Accumulated amortization	(791)	(724)
Intangible assets, net	851	795
Patents [Member]
Gross Amount	1,632	1,509
Accumulated amortization	(784)	(718)
Intangible assets, net	848	791
Trademarks [Member]
Gross Amount	10	10
Accumulated amortization	(7)	(6)
Intangible assets, net	$ 3	$ 4